Short-Term Debt	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Short-Term Debt

Note 11 – Short-term Debt

Convertible note

The Convertible Notes payable represents a securities purchase agreement with select accredited investors, which was assumed in the Merger. The debt assumed by the Company consisted of $750,000 of units (the “Units”) with a purchase price of $50,000 per Unit. Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. The Convertible Notes are secured by all of the assets of the Company.

The Convertible Notes sold in the offering were initially convertible into an aggregate of 1,875,000 shares of common stock. The down round feature was triggered on January 8, 2019, and the conversion price of the Convertible Notes was adjusted to $0.36. The Company recognized the down round as a deemed dividend of approximately $288,000 which reduced the income available to common stockholders.

On February 6, 2019, $100,000 of the Company’s $750,000 outstanding Convertible Notes, plus accrued interest, was converted into an aggregate of 251,667 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares at $0.36 per share, which was the conversion price per the SPA subsequent to the trigger of the down round feature. In 2019, the Company redeemed $350,000 of convertible notes payable in principal and $52,033 in interest payable for three of the noteholders.

The Company also reached an extension with the remaining noteholder which extended the maturity date of the loan for one year, until September 30, 2020. This note had a principal balance of $300,000 plus penalties of approximately $85,000 and accrued interest of approximately $40,000 for a total adjusted principal balance upon renewal of approximately $425,000 as of March 31, 2020 and December 31, 2019. Additionally, approximately 424,000 warrants were issued on September 15, 2019 in connection with the extension of the note.

Notes Payable

Notes payable were assumed in the Merger and are due in aggregate monthly installments of approximately $5,800 and carry an interest rate of 5%. Each note originally had a maturity date of August 1, 2019. The Company finalized an eighteen-month extension to March 1, 2021. The promissory notes have an aggregate outstanding balance of approximately $67,000 and $78,000 at March 31, 2020 and December 31, 2019.

On March 27, 2020, the Company issued a Note in the principal amount of $500,000 to the Investor for a total of $500,000 in exchange for a loan in such amount to cover working capital needs. The Note bears an interest rate of 8.0% per annum and is due on demand. If any amounts payable under this Note are not paid within ten days after they are due, the interest rate shall accrue on the Principal in the amount of 18.0% per annum. The Investor is an affiliate of a pre-existing shareholder of the Company having been the lead investor in the Company’s recent Series D Convertible Preferred Stock Offering.